Financial risk management objectives and policies - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Profit Loss Before Tax	$ 1,331,176,555	$ 1,001,420,217	$ 989,253,972
Net Asset Value	500,000
Derivative financial instrument charged to profit or loss	54,008,047	371,305,326
Ariana Capital Investment Limited [member] | Derivative Financial Assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Credit risk exposure of derivative financial instruments	$ 969,894,519	$ 1,023,902,566
Investment [member] | Unlisted Equity Shares And Unlisted Debt Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	43.00%	65.00%
Stock Loan [member] | Bank of Qingdao Co Ltd [member]
Disclosure of financial assets that are either past due or impaired [line items]
Stock Loan Percent	100.00%	100.00%
Price Risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage Of Increase Decrease In Market Value Of Financial Assets At FVTPL	5.00%	5.00%
Profit Loss Before Tax	$ 52,770,000	$ 50,070,000
Price Risk [member] | Unlisted Equity Shares And Unlisted Debt Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage Of Increase Decrease In Market Value Of Financial Assets At FVTPL	5.00%	5.00%
Profit Loss Before Tax	$ 86,531,000	$ 62,747,000
Credit risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Fair value of securities pledged	$ 3,089,570,978	$ 2,860,797,360